Activity Related to Unrecognized Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits,	$ 57.8	$ 55.7
Acquisitions	0.6
Tax positions taken during the current period	18.7	3.4
Tax positions taken during a prior period		(0.1)
Settlements with taxing authorities	(3.8)	(0.2)
Other	1.8	(1.0)
Unrecognized tax benefits, December 31,	$ 75.1	$ 57.8